Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Cash and deposits for immediate withdrawal		$ 38,223	$ 23,130
Cash equivalents in USD deposits	[1]	37,246	55,305
Total Cash and Cash Equivalents		$ 75,469	$ 78,435	$ 55,641	$ 34,258

[1]	The deposits bear interest of 4.65%-5.25% per year, as of December 31, 2025, and 4.70%-5.78% per year as of December 31, 2024.